Employee Benefit Obligations - Summary of Changes in Post-Employment Defined Benefit Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Net Defined Benefit Liability Asset [Abstract]
Beginning balance	$ 14,875,948	$ 15,820,557
Current service cost	680,467	790,850
Net interest cost	695,935	691,075
Actuarial (gains) losses from changes in financial assumptions	145,338	(310,557)
Actuarial (gains) losses from changes in seniority adjustments	179,914	58,581
Contributions paid by the Company	(1,925,219)	(1,993,830)
Past service costs	(39,060)
Transfer of personnel	(2,348)	(180,728)
Ending balance	$ 14,610,975	$ 14,875,948